Organization and Principal Actitivies (Details) - USD ($)		12 Months Ended
	May 08, 2017	Mar. 31, 2019	Mar. 31, 2018	Oct. 20, 2017	Jul. 04, 2017
Organization and Principal Actitivies (Textual)
Issuance of common stocks		22,706,701	20,000,000
Common stock par value		$ 0.001	$ 0.001
Exclusive Business Cooperation Agreement [Member]
Organization and Principal Actitivies (Textual)
Agreement Description		The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless it is terminated by WFOE with 30-day prior notice. Taizhou Suxuantang does not have the right to terminate the agreement unilaterally. WFOE may unilaterally extend the term of this agreement with prior written notice.
Share Pledge Agreement [Member]
Organization and Principal Actitivies (Textual)
Percentage of hold shares		100.00%
Feng Zhou [Member]
Organization and Principal Actitivies (Textual)
Percentage of shares	83.00%
Ziqun Zhou [Member]
Organization and Principal Actitivies (Textual)
Percentage of shares	11.50%
Di Zhou [Member]
Organization and Principal Actitivies (Textual)
Percentage of shares	5.50%
Individual [Member]
Organization and Principal Actitivies (Textual)
Issuance of common stocks				9,700,000
Common stock par value				$ 0.001
BVI [Member]
Organization and Principal Actitivies (Textual)
Percentage of owned interest					100.00%
British Virgin Islands [Member]
Organization and Principal Actitivies (Textual)
Issuance of common stocks					10,300,000
Common stock par value					$ 0.001
Taizhou Suxuantang [Member]
Organization and Principal Actitivies (Textual)
Issuance of common stocks				10,300,000
Percentage of hold shares					100.00%
Related party transaction, Description		Taizhou Suxuantang was incorporated on June 9, 2005 by Jianping Zhou, Xiufang Yuan (the spouse of Jianping Zhou) and Jianbin Zhou, who held 83%, 11.5% and 5.5% shares in Taizhou Suxuantang respectively. On May 8, 2017, the three shareholders transferred all shares to Feng Zhou, Ziqun Zhou and Di Zhou (collectively "Taizhou Shareholders"), who hold 83%, 11.5% and 5.5% shares in Taizhou Suxuantang, respectively, after the transfer of shares. Feng Zhou and Ziqun Zhou are the children of Jianping Zhou and Xiufang Yuan, and Di Zhou is the child of Jianbin Zhou.
Aggregate registered capital		$ 1,500,000